Basis of Presentation and General Information (Details Narrative) $ in Thousands	Jun. 30, 2023 USD ($) Integer
Working capital deficit | $	$ 27,500
Mr Valentis [Member]
Percentage of beneficially owned common stock	53.00%
Vessel Ownership [Member]
Number of vessel ownership interest entities | Integer	4
Vessels [Member]
Entity ownership interest	100.00%
Non Vessels [Member]
Entity ownership interest	100.00%